STREAMLINING INITIATIVES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			$ 56,189
2012 provision	5,829	11,664	43,157	49,527
2012 asset write-downs			(24,608)	(17,200)
Translation difference			169
2012 spending			(44,109)
Balance at the end of the period	30,798		30,798
Contract termination costs
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			17,844
2012 provision			2,696	2,600
Translation difference			124
2012 spending			(14,291)
Balance at the end of the period	6,373		6,373
Asset write-downs and disposals
Roll forward of liability for streamlining initiatives
2012 provision			24,608	17,200
2012 asset write-downs			(24,608)
Payroll and related costs
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			7,416
2012 provision			12,143	9,300
Translation difference			38
2012 spending			(11,839)
Balance at the end of the period	7,758		7,758
Other costs
Roll forward of liability for streamlining initiatives
Balance at the beginning of the period			30,929
2012 provision			3,710	20,400
Translation difference			7
2012 spending			(17,979)
Balance at the end of the period	$ 16,667		$ 16,667